Provisions for employees' benefits - Sensitivity analysis (Details) $ in Millions	Dec. 31, 2021 COP ($)
Discount rate [Member] | Pension [Member]
Disclosure of defined benefit plans [line items]
-50 basis points	$ 13,639,890
+50 basis points	12,320,218
Discount rate [Member] | Bonds [Member]
Disclosure of defined benefit plans [line items]
-50 basis points	1,079,858
+50 basis points	1,014,678
Discount rate [Member] | Education
Disclosure of defined benefit plans [line items]
-50 basis points	434,192
+50 basis points	398,399
Discount rate [Member] | Other plans [Member]
Disclosure of defined benefit plans [line items]
-50 basis points	867,453
+50 basis points	836,192
Discount rate [Member] | Health [Member]
Disclosure of defined benefit plans [line items]
-50 basis points	6,893,605
+50 basis points	6,019,242
Inflation rate [Member] | Pension [Member]
Disclosure of defined benefit plans [line items]
-50 basis points	12,265,258
+50 basis points	13,692,090
Inflation rate [Member] | Bonds [Member]
Disclosure of defined benefit plans [line items]
-50 basis points	1,013,016
+50 basis points	1,080,136
Inflation rate [Member] | Other plans [Member]
Disclosure of defined benefit plans [line items]
-50 basis points	747,303
+50 basis points	769,637
Salary growth rate [Member] | Education
Disclosure of defined benefit plans [line items]
-50 basis points	2
+50 basis points	2
Salary growth rate [Member] | Other plans [Member]
Disclosure of defined benefit plans [line items]
-50 basis points	89,570
+50 basis points	96,968
Cost trend [Member] | Education
Disclosure of defined benefit plans [line items]
-50 basis points	398,143
+50 basis points	434,328
Cost trend [Member] | Health [Member]
Disclosure of defined benefit plans [line items]
-50 basis points	6,021,414
+50 basis points	$ 6,887,785